Financial instruments and related risk management	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial instruments and related risk management

26. Financial instruments and related risk management

Cameco is exposed in varying degrees to a variety of risks from its use of financial instruments. Management and the board of directors, both separately and together, discuss the principal risks of our businesses. The board sets policies for the implementation of systems to manage, monitor and mitigate identifiable risks. Cameco’s risk management objective in relation to these instruments is to protect and minimize volatility in cash flow. The types of risks Cameco is exposed to, the source of risk exposure and how each is managed is outlined below.

Market risk

Market risk is the risk that changes in market prices, such as commodity prices, foreign currency exchange rates and interest rates, will affect the Company’s earnings or the fair value of its financial instruments. Cameco engages in various business activities which expose the Company to market risk. As part of its overall risk management strategy, Cameco uses derivatives to manage some of its exposures to market risk that result from these activities.

Derivative instruments may include financial and physical forward contracts. Such contracts may be used to establish a fixed price for a commodity, an interest-bearing obligation or a cash flow denominated in a foreign currency. Market risks are monitored regularly against defined risk limits and tolerances.

Cameco’s actual exposure to these market risks is constantly changing as the Company’s portfolios of foreign currency, interest rate and commodity contracts change.

The types of market risk exposure and the way in which such exposure is managed are as follows:

A. Commodity price risk

As a significant producer and supplier of uranium and nuclear fuel processing services, Cameco bears significant exposure to changes in prices for these products. A substantial change in prices will affect the Company’s net earnings and operating cash flows. Prices for Cameco’s products are volatile and are influenced by numerous factors beyond the Company’s control, such as supply and demand fundamentals and geopolitical events.

Cameco’s sales contracting strategy focuses on reducing the volatility in future earnings and cash flow, while providing both protection against decreases in market price and retention of exposure to future market price increases. To mitigate the risks associated with the fluctuations in the market price for uranium products, Cameco seeks to maintain a portfolio of uranium product sales contracts with a variety of delivery dates and pricing mechanisms that provide a degree of protection from pricing volatility.

B. Foreign exchange risk

The relationship between the Canadian and US dollar affects financial results of the uranium business as well as the fuel services business. Sales of uranium product, conversion and fuel manufacturing services are routinely denominated in US dollars while production costs are largely denominated in Canadian dollars.

Cameco attempts to provide some protection against exchange rate fluctuations by planned hedging activity designed to smooth volatility. To mitigate risks associated with foreign currency, Cameco enters into forward sales and option contracts to establish a price for future delivery of the foreign currency. These foreign currency contracts are not designated as hedges and are recorded at fair value with changes in fair value recognized in earnings. Cameco also has a natural hedge against US currency fluctuations because a portion of its annual cash outlays, including purchases of uranium and conversion services, is denominated in US dollars.

Cameco holds a number of financial instruments denominated in foreign currencies that expose the Company to foreign exchange risk. Cameco measures its exposure to foreign exchange risk on financial instruments as the change in carrying values that would occur as a result of reasonably possible changes in foreign exchange rates, holding all other variables constant. As of the reporting date, the Company has determined its pre-tax exposure to foreign currency exchange risk on financial instruments to be as follows based on a 5% weakening of the Canadian dollar:

		Carrying value
	Currency	(Cdn)	Gain (loss)

Cash and cash equivalents	USD	$120,675	$6,034
Accounts receivable	USD	280,877	14,044
Net foreign currency derivatives	USD	(4,333)	(30,851)

A 5% strengthening of the Canadian dollar against the currencies above at December 31, 2019 would have had an equal but opposite effect on the amounts shown above, assuming all other variables remained constant.

C. Interest rate risk

The Company has a strategy of minimizing its exposure to interest rate risk by maintaining target levels of fixed and variable rate borrowings. The proportions of outstanding debt carrying fixed and variable interest rates are reviewed by senior management to ensure that these levels are within approved policy limits. At December 31, 2019, the proportion of Cameco’s outstanding debt that carries fixed interest rates is 85% (2018 - 67%).

Cameco is exposed to interest rate risk through its interest rate swap contracts whereby fixed rate payments on a notional amount of $150,000,000 of the Series E senior unsecured debentures were swapped for variable rate payments. The Series E swaps terminate on November 14, 2022. Under the terms of the swaps, Cameco makes interest payments based on the three-month Canada Dealer Offered Rate plus an average margin of 1.2% and receives fixed interest payments of 3.75%. The Series D swaps terminated on September 2, 2019. At December 31, 2019, the fair value of Cameco’s interest rate swap net asset was $2,313,000 (2018 - $856,000).

Cameco measures its exposure to interest rate risk as the change in cash flows that would occur as a result of reasonably possible changes in interest rates, holding all other variables constant. As of the reporting date, the Company has determined the impact on earnings of a 1% increase in interest rate on its interest rate contracts to be a loss of $1,524,000.

Counterparty credit risk

Counterparty credit risk is associated with the ability of counterparties to satisfy their contractual obligations to Cameco, including both payment and performance. The maximum exposure to credit risk, as represented by the carrying amount of the financial assets, at December 31 was:

	2019	2018

Cash and cash equivalents	$1,062,431	$711,528
Short-term investments	-	391,025
Accounts receivable [note 6]	323,430	398,639
Advances receivable from JV Inkai [note 31]	-	124,533
Derivative assets [note 10]	10,504	3,881

Cash and cash equivalents

Cameco held cash and cash equivalents of $1,062,000,000 at December 31, 2019 (2018 - $712,000,000). Cameco mitigates its credit risk by ensuring that balances are held with counterparties with high credit ratings. The Company monitors the credit rating of its counterparties on a monthly basis and has controls in place to ensure prescribed exposure limits with each counterparty are adhered to.

Impairment on cash and cash equivalents has been measured on a 12-month ECL basis and reflects the short maturities of the exposures. The Company considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Cameco has assessed its counterparty credit risk on cash and cash equivalents by applying historic global default rates to outstanding cash balances based on S&P rating. The conclusion of this assessment is that the loss allowance is insignificant.

Accounts receivable

Cameco’s sales of uranium product, conversion and fuel manufacturing services expose the Company to the risk of non-payment. Cameco manages the risk of non-payment by monitoring the credit-worthiness of its customers and seeking pre-payment or other forms of payment security from customers with an unacceptable level of credit risk.

A summary of the Company’s exposure to credit risk for trade receivables is as follows:

Carrying
value

Investment grade credit rating	$244,315
Non-investment grade credit rating	77,323

Total gross carrying amount	$321,638
Loss allowance	-

Net	$321,638

At December 31, 2019, there were no significant concentrations of credit risk and no amounts were held as collateral. Historically, Cameco has experienced minimal customer defaults and, as a result, considers the credit quality of its accounts receivable to be high.

Cameco uses customer credit rating data, historic default rates and aged receivable analysis to measure the ECLs of trade receivables from corporate customers, which comprise a small number of large balances. Since the Company has not experienced customer defaults in the past, applying historic default rates in calculating ECLs, as well as considering forward-looking information, resulted in an insignificant allowance for losses.

The following table provides information about Cameco’s aged trade receivables as at December 31, 2019:

	Corporate	Other
	customers	customers	Total

Current (not past due)	$274,249	$5,306	279,555
1-30 days past due	39,690	1,221	40,911
More than 30 days past due	301	871	1,172

Total	$314,240	$7,398	321,638

Liquidity risk

Financial liquidity represents Cameco’s ability to fund future operating activities and investments. Cameco ensures that there is sufficient capital in order to meet short-term business requirements, after taking into account cash flows from operations and the Company’s holdings of cash and cash equivalents. The Company believes that these sources will be sufficient to cover the likely short-term and long-term cash requirements.

The table below outlines the Company’s available debt facilities at December 31, 2019:

		Outstanding and
	Total amount	committed	Amount available

Unsecured revolving credit facility	$1,000,000	$-	$1,000,000
Letter of credit facilities [note 13]	1,719,120	1,528,603	190,517

The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:

			Due in
	Carrying	Contractual	less than	Due in 1-3	Due in 3-5	Due after 5
	amount	cash flows	1 year	years	years	years

Accounts payable and accrued liabilities	$181,799	$181,799	$181,799	$-	$-	$-
Long-term debt	996,718	1,000,000	-	400,000	500,000	100,000
Foreign currency contracts	4,333	4,333	4,168	165	-	-
Lease obligation [note 14]	12,869	14,004	3,967	8,031	2,006	-

Total contractual repayments	$1,195,719	$1,200,136	$189,934	$408,196	$502,006	$100,000

			Due in
			less than	Due in 1-3	Due in 3-5	Due after 5
		Total	1 year	years	years	years

Total interest payments on long-term debt		$266,820	$41,040	$82,080	$52,080	$91,620

Measurement of fair values

A. Accounting classifications and fair values

The following tables summarize the carrying amounts and accounting classifications of Cameco’s financial instruments at the reporting date:

At December 31, 2019

	FVTPL	Amortized cost	FVOCI - designated	Total

Financial assets
Cash and cash equivalents	$-	$1,062,431	$-	$1,062,431
Accounts receivable [note 6]	-	328,044	-	328,044
Derivative assets [note 10]
Foreign currency contracts	8,191	-	-	8,191
Interest rate contracts	2,313	-	-	2,313
Investments in equity securities [note 10]	-	-	24,408	24,408

	$10,504	$1,390,475	$24,408	$1,425,387

Financial liabilities
Accounts payable and accrued liabilities [note 12]	$-	$181,799	$-	$181,799
Lease obligation [note 14]	-	12,869	-	12,869
Derivative liabilities [note 14]
Foreign currency contracts	12,524	-	-	12,524
Long-term debt [note 13]	-	996,718	-	996,718

	12,524	1,191,386	-	1,203,910

Net	$(2,020)	$199,089	$24,408	$221,477

At December 31, 2018

	FVTPL	Amortized cost	FVOCI - designated	Total

Financial assets
Cash and cash equivalents	$-	$711,528	$-	$711,528
Short-term investments	-	391,025	-	391,025
Accounts receivable [note 6]	-	402,350	-	402,350
Derivative assets [note 10]
Foreign currency contracts	2,201	-	-	2,201
Interest rate contracts	1,680	-	-	1,680
Investments in equity securities [note 10]	-	-	28,916	28,916
Advances receivable from Inkai [note 31]	-	124,533	-	124,533

	$3,881	$1,629,436	$28,916	$1,662,233

Financial liabilities
Accounts payable and accrued liabilities [note 12]	$-	$224,754	$-	$224,754
Current portion of long-term debt [note 13]	-	499,599	-	499,599
Derivative liabilities [note 14]
Foreign currency contracts	54,866	-	-	54,866
Interest rate contracts	823	-	-	823
Uranium contracts	5,698	-	-	5,698
Long-term debt [note 13]	-	996,072	-	996,072

	61,387	1,720,425	-	1,781,812

Net	$(57,506)	$(90,989)	$28,916	$(119,579)

Cameco has pledged $195,729,000 of cash as security against certain of its letter of credit facilities. This cash is being used as collateral for an interest rate reduction on the letter of credit facilities. The collateral account has a term of five years effective July 1, 2018. Cameco retains full access to this cash.

The investments in equity securities represent investments that Cameco intends to hold for the long-term for strategic purposes. As permitted by IFRS 9, these investments have been designated at the date of initial application as measured at FVOCI. The accumulated fair value reserve related to these investments will never be reclassified to profit or loss.

Cameco has not irrevocably designated a financial asset that would otherwise meet the requirements to be measured at amortized cost at FVOCI or FVTPL to eliminate or significantly reduce an accounting mismatch that would otherwise arise.

The following tables summarize the carrying amounts and fair values of Cameco’s financial instruments, including their levels in the fair value hierarchy:

As at December 31, 2019

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$8,191	$-	$8,191	$8,191
Interest rate contracts	2,313	-	2,313	2,313
Investments in equity securities [note 10]	24,408	24,408	-	24,408
Derivative liabilities [note 14]
Foreign currency contracts	(12,524)	-	(12,524)	(12,524)
Long-term debt [note 13]	(996,718)	-	(1,111,923)	(1,111,923)

Net	$(974,330)	$24,408	$(1,113,943)	$(1,089,535)

As at December 31, 2018

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$2,201	$-	$2,201	$2,201
Interest rate contracts	1,680	-	1,680	1,680
Investments in equity securities [note 10]	28,916	28,916	-	28,916
Current portion of long-term debt [note 13]	(499,599)	-	(511,210)	(511,210)
Derivative liabilities [note 14]
Foreign currency contracts	(54,866)	-	(54,866)	(54,866)
Interest rate contracts	(823)	-	(823)	(823)
Uranium contracts	(5,698)	-	(5,698)	(5,698)
Long-term debt [note 13]	(996,072)	-	(1,111,782)	(1,111,782)

Net	$(1,524,261)	$28,916	$(1,680,498)	$(1,651,582)

The preceding tables exclude fair value information for financial instruments whose carrying amounts are a reasonable approximation of fair value. The carrying value of Cameco’s cash and cash equivalents, short-term investments, accounts receivable, and accounts payable and accrued liabilities approximates its fair value as a result of the short-term nature of the instruments.

There were no transfers between level 1 and level 2 during the period. Cameco does not have any financial instruments that are classified as level 3 as of the reporting date.

B. Financial instruments measured at fair value

Cameco measures its derivative financial instruments, material investments in equity securities, current portion of long-term debt and long-term debt at fair value. Investments in publicly held equity securities are classified as a recurring level 1 fair value measurement while derivative financial instruments and long-term debt are classified as a recurring level 2 fair value measurement.

The fair value of investments in equity securities is determined using quoted share prices observed in the principal market for the securities as of the reporting date. The fair value of Cameco’s long-term debt is determined using quoted market yields as of the reporting date, which ranged from 1.7% to 1.8% (2018 - 1.9% to 2.2%).

Foreign currency derivatives consist of foreign currency forward contracts, options and swaps. The fair value of foreign currency options is measured based on the Black Scholes option-pricing model. The fair value of foreign currency forward contracts and swaps is measured using a market approach, based on the difference between contracted foreign exchange rates and quoted forward exchange rates as of the reporting date.

Interest rate derivatives consist of interest rate swap contracts. The fair value of interest rate swaps is determined by discounting expected future cash flows from the contracts. The future cash flows are determined by measuring the difference between fixed interest payments to be received and floating interest payments to be made to the counterparty based on Canada Dealer Offer Rate forward interest rate curves.

Uranium contract derivatives consist of price swaps. The fair value of uranium price swaps is determined by discounting expected future cash flows from the contracts. The future cash flows are determined by measuring the difference between fixed purchases or sales under contracted prices, and floating purchases or sales based on Numerco forward uranium price curves. The swaps were settled during the year so there were none outstanding at the reporting date.

Where applicable, the fair value of the derivatives reflects the credit risk of the instrument and includes adjustments to take into account the credit risk of the Company and counterparty. These adjustments are based on credit ratings and yield curves observed in active markets at the reporting date.

Derivatives

The following table summarizes the fair value of derivatives and classification on the consolidated statements of financial position:

	2019	2018

Non-hedge derivatives:
Foreign currency contracts	$(4,333)	$(52,665)
Interest rate contracts	2,313	857
Uranium contracts	-	(5,698)

Net	$(2,020)	$(57,506)

Classification:
Current portion of long-term receivables, investments and other [note 10]	$4,144	$1,028
Long-term receivables, investments and other [note 10]	6,360	2,853
Current portion of other liabilities [note 14]	(7,505)	(35,534)
Other liabilities [note 14]	(5,019)	(25,853)

Net	$(2,020)	$(57,506)

The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:

	2019	2018

Non-hedge derivatives:
Foreign currency contracts	$31,863	$(85,967)
Interest rate contracts	2,068	2,032
Uranium contracts	(1,662)	2,854

Net	$32,269	$(81,081)